3. Significant Accounting Policies: Foreign Currency Translation (Policies)	12 Months Ended
Jul. 31, 2019
Policies
Foreign Currency Translation

(e)    Foreign Currency Translation

The functional currency of the Company is Canadian dollar, which is the currency of the primary economic environment in which that Company operates.

Transactions denominated in foreign currencies are translated using the exchange rate in effect on the transaction date which is approximated by an average rate. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the statement of financial position date. Non-monetary items are translated using the historical rate on the date of the transaction. Foreign exchange gains and losses are included in profit or loss.

Financial statements of subsidiary companies prepared under their functional currencies are translated into Canadian dollars for consolidation purposes. Amounts are translated using the current rates of exchange for assets and liabilities and using the average rates of exchange for the period for revenues and expenses. Gains and losses resulting from translation adjustments are recorded as other comprehensive income (loss) and accumulated in a separate component of equity, described as foreign currency translation adjustment. In the event of a reduction of the Company’s net investment in its foreign operations, the portion of accumulated other comprehensive income related to the reduction is realized and recognized in operations.